RESTRUCTURING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
RESTRUCTURING COSTS
Restructuring and Related Cost, Expected Cost Remaining					$ 20.7	$ 46.2	$ 41.6	$ 7.9
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			$ 22.2	$ 25.8	25.8	28.3	15.6
Paid/Utilized			(13.5)	(12.8)	(24.3)	(48.7)	(28.9)
Expense	$ 2.4	$ 4.6	1.3	5.4	20.7	46.2	41.6
Restructuring reserve, ending balance	10.0	18.4	10.0	18.4	22.2	25.8	28.3
Severance and benefits
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			21.6	24.6	24.6	20.1	14.8
Paid/Utilized			(12.7)	(11.7)	(21.6)	(28.7)	(24.7)
Expense			0.6	4.4	18.6	33.2	30.0
Restructuring reserve, ending balance	9.5	17.3	9.5	17.3	21.6	24.6	20.1
Lease and contract terminations
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			0.0	0.0	0.0	2.2	0.2
Paid/Utilized			0.0	0.0		(2.2)	(0.3)
Expense			0.0	0.0			2.3
Restructuring reserve, ending balance	0.0	0.0	0.0	0.0	0.0	0.0	2.2
Vacant facility and other shutdown costs
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			0.6	1.2	1.2	5.9	0.2
Paid/Utilized			(0.1)	(0.7)	(1.3)	(15.2)	(2.4)
Expense			0.0	0.6	0.7	10.5	8.1
Restructuring reserve, ending balance	$ 0.5	$ 1.1	$ 0.5	$ 1.1	0.6	1.2	5.9
Start-up and moving costs
Change in the liability for restructuring costs
Restructuring reserve, beginning balance						0.1	0.4
Paid/Utilized					(1.4)	(2.6)	(1.5)
Expense					$ 1.4	$ 2.5	1.2
Restructuring reserve, ending balance							$ 0.1